Income Tax - Schedule of Deferred Tax Assets, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Deferred Tax Assets, Net [Abstract]
Net operating loss	$ 13,077,116	$ 7,482,013	$ 3,378,241
Deferred tax asset	3,386,706	2,038,557	1,542,633
Valuation allowance	(3,386,706)	(2,038,557)	(1,542,633)
Total deferred tax assets, net